UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 6740

CitiFunds Institutional Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31

Date of reporting period: November 30, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

CITIFUNDS INSTITUTIONAL TRUST

CITI INSTITUTIONAL CASH RESERVES

FORM N-Q

NOVEMBER 30, 2004

Notes to Schedule of Investments (unaudited)

Investments in Prime Cash Reserves Portfolio, at value $5,296,785,719.

1. Organization and Significant Accounting Policies

Citi Institutional Cash Reserves (the “Fund”) is a separate diversified series of CitiFunds Institutional Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Prime Cash Reserves Portfolio (the “Portfolio”), a management investment company. The value of such investment reflects the Fund’s proportionate interest (89.8% at November 30, 2004) in the net assets of the Portfolio.

The following is a summary of significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation – Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Schedule of Investments, which is included elsewhere in this report.

PRIME CASH RESERVES PORTFOLIO

Schedule of Investments (unaudited)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
CERTIFICATES OF DEPOSITS (YANKEE) - 3.8%
$75,000,000	Barclays Bank PLC, 2.42% due 4/18/05	$75,000,000
	Credit Suisse First Boston USA(a):
50,000,000	2.12% due 12/20/04	50,000,000
50,000,000	2.39% due 2/25/05	50,001,700
	Rabobank Nederland:
50,000,000	1.71% due 12/31/04	50,000,000

	TOTAL CERTIFICATES OF DEPOSITS (YANKEE)	225,001,700

COMMERCIAL PAPER - 72.4%
47,619,000	Alpine Securitization Corp., 2.03% due 12/9/04	47,597,519
	Amstel Funding Corp.:
50,000,000	1.83% due 12/14/04	49,966,958
60,950,000	1.79% due 12/30/04	60,862,113
53,000,000	Aquinas Funding LLC, 1.77% due 12/17/04	52,958,307
76,813,000	Atomium Funding Corp., 2.14% due 1/6/05	76,648,620
	BankAmerica Corp.:
75,000,000	1.75% due 2/4/05	74,763,021
50,000,000	2.14% due 4/11/05	49,610,639
50,000,000	Beethoven Funding Corp., 2.05% due 12/8/04	49,980,069
75,000,000	Blue Heron Funding V Ltd. Series 5A, 2.24% due 12/26/04(a)	75,000,000
25,000,000	Blue Heron Funding VII Ltd. Series 7A, 2.32% due 12/30/04(a)	25,000,000
	Brahms Funding Corp.:
100,000,000	2.01% due 12/1/04	100,000,000
45,675,000	2.10% due 12/6/04	45,661,678
	Chesham Finance LLC:
75,000,000	2.06% due 12/15/04	74,939,917
50,000,000	2.25% due 1/19/05	49,846,875
50,194,000	Concord Minutemen Capital Co., 2.26% due 1/19/05	50,039,598
74,741,000	Curzon Funding LLC, 2.27% due 1/31/05	74,453,517
75,000,000	Danske Corp. 3/A3 Series A, 2.03% due 12/13/04	74,949,375
17,554,000	Danske Corp. 3/A3 Series B, 1.11% due 12/3/04	17,552,917
	Fenway Funding LLC:
29,993,000	2.24% due 1/14/05	29,910,886
50,000,000	2.24% due 1/18/05	49,850,667
35,000,000	Galaxy Funding Inc., 2.12% due 1/28/05	34,880,456
60,000,000	General Electric Capital Corp., 2.26% due 2/15/05	59,713,733
	Georgetown Funding Co.(b):
100,000,000	1.94% due 12/2/04	99,994,611
50,000,000	2.09% due 12/22/04	49,939,042
42,535,000	Giro Multi-Funding Corp., 2.00% due 12/20/04	42,490,102
75,000,000	Goldman Sachs Group, 2.21% due 12/2/04(a)	75,000,000
	Grampian Funding LLC:
80,000,000	1.86% due 12/20/04	79,921,467
30,000,000	1.72% due 12/29/04	29,959,867
	Greyhawk Funding Corp.:
50,000,000	2.02% due 1/7/05	49,896,194
50,000,000	2.27% due 2/2/05	49,801,375

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
COMMERCIAL PAPER - 72.4% (continued)
	Harrier Financial Funding US LLC:
$23,000,000	1.75% due 1/25/05	$22,938,507
40,000,000	2.25% due 2/22/05	39,792,500
20,000,000	1.97% due 2/25/05	19,905,878
100,000,000	Harwood Street Funding LLC, 2.24% due 1/27/05	99,645,333
50,000,000	Juniper Securitization Corp., 2.00% due 12/7/04	49,983,333
75,000,000	K2 USA LLC, 2.06% due 12/2/04(a)	74,998,181
34,000,000	Lake Constance Funding LLC, 1.72% due 12/1/04	34,000,000
60,000,000	LINKS Finance LLC, 2.05% due 12/2/04(a)	59,997,263
	Main Street Warehouse LLC:
50,000,000	2.06% due 12/3/04	49,994,278
50,000,000	2.08% due 12/3/04	49,994,222
50,000,000	2.12% due 12/16/04	49,955,833
	Mica Funding LLC:
75,000,000	2.13% due 12/20/04	74,915,687
50,000,000	2.06% due 1/12/05	49,879,833
	MINTS:
75,000,000	2.06% due 12/2/04	74,995,708
100,000,000	2.00% due 12/14/04	99,927,778
50,000,000	Moat Funding LLC, 2.00% due 1/4/05	49,905,556
75,000,000	Monument Gardens Funding, 2.30% due 1/31/05	74,707,708
35,465,000	Niew Amsterdam Receivables, 2.00% due 1/3/05	35,399,981
50,000,000	Nordeutsche Landesbank, 2.27% due 2/1/05	49,804,528
	Park Granada LLC:
75,000,000	2.00% due 12/1/04	75,000,000
100,000,000	2.08% due 12/14/04	99,924,889
50,000,000	Picaros Funding, 1.95% due 12/1/04	50,000,000
	Polonius Inc.:
46,382,000	1.75% due 12/15/04	46,350,434
50,000,000	2.06% due 12/15/04	49,959,944
38,500,000	1.89% due 1/26/05	38,386,810
	Premier Asset Collateralized Entity LLC.:
50,000,000	2.07% due 12/2/04(a)	49,998,951
45,000,000	2.06% due 12/15/04(a)	44,999,477
22,700,000	1.99% due 3/10/05	22,575,774
50,000,000	Rabobank Nedarland, 2.50% due 5/12/05	49,437,500
60,810,000	Regency Markets LLC, 2.06% due 12/3/04	60,803,041
	Sigma Finance Inc.:
70,000,000	2.07% due 12/2/04(a)	69,998,317
30,000,000	1.74% due 12/13/04	29,982,600
30,000,000	2.25% due 2/9/05	29,868,750
	Solitaire Funding LLC:
68,739,000	2.29% due 2/1/05	68,467,901
35,252,000	2.02% due 2/2/05	35,127,384
	Saint Germain Holdings Ltd.:
53,281,000	2.00% due 12/14/04	53,242,519
37,718,000	2.07% due 12/15/04	37,687,637
50,000,000	2.26% due 1/24/05	49,830,500

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
COMMERCIAL PAPER - 71.6% (continued)
	Stanfield Victoria Finance LLC.:
$50,000,000	2.06% due 12/2/04(a)	$49,997,288
52,300,000	1.88% due 12/20/04	52,248,107
30,000,000	2.25% due 2/1/05	29,883,750
	Surrey Funding Corp.:
50,000,000	1.98% due 12/27/04	49,928,681
50,000,000	1.99% due 12/28/05	49,925,375
71,291,000	Tasman Funding Inc., 1.99% due 1/25/05	71,073,711
50,000,000	Victory Receivables Corp., 2.06% due 12/7/04	49,982,833
	Whistlejacket Capital Ltd.:
35,000,000	2.08% due 12/2/04(a)	34,997,800
24,722,000	2.27% due 2/15/05	24,603,527
	White Pine Finance LLC:
23,360,000	1.70% due 1/7/05	23,319,185
38,849,000	2.04% due 2/1/05	38,712,511
75,041,000	Yorktown Capital LLC, 2.05% due 12/6/04	75,019,634

	TOTAL COMMERCIAL PAPER	4,273,266,460

MASTER NOTES(a) - 2.4%
90,000,000	Merrill Lynch & Co., Inc., 2.21% due 12/1/04	90,000,000
50,000,000	Morgan Stanley Dean Witter & Co., 2.26% due 12/1/04	50,000,000

	TOTAL MASTER NOTES	140,000,000

TIME DEPOSITS - 14.2%
200,000,000	Deutsche Bank Grand Cayman Islands, 1.99% due 12/1/04	200,000,000
200,000,000	JP Morgan Chase Grand Cayman Islands, 2.03% due 12/1/04	200,000,000
200,000,000	Societe Generale Cayman Islands, 1.95% due 12/1/04	200,000,000
234,382,000	U.S. Bank Cayman Island, 1.94% due 12/4/04	234,382,000

	TOTAL TIME DEPOSITS	834,382,000

U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 7.2%
	Federal Home Loan Mortgage:
60,000,000	1.25% due 12/06/04	59,989,625
70,000,000	1.76% due 12/14/04	69,954,500
	Federal National Mortgage Association:
70,000,000	2.06% due 12/2/04(a)	69,995,711
71,000,000	1.88% due 1/3/05(a)	70,961,166
80,772,000	2.14% due 2/2/05	80,469,509
75,000,000	2.24% due 2/23/05	74,601,700

	TOTAL U.S. GOVERNMENT AGENCY DISCOUNT NOTES	425,972,211

	TOTAL INVESTMENTS - 100.0% (Cost - $5,898,622,371)	5,898,622,371
	Other Assets in Excess of Liabilities - 0.0%	1,020,396

	TOTAL NET ASSETS - 100.0%	$5,899,642,767

(a)	The coupon rate listed for floating or adjustable rate securities represent the rate in effect at period end. The due dates on these securities reflect the next interest rate reset date or, when applicable the maturity date.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Trustees.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate series of Institutional Portfolio (the Trust). The Trust is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified, open end management investment company which was organized as a trust under the laws of the State of New York.

The following is a summary of significant accounting policies consistently followed by the Portfolio and are in conformity with GAAP.

(a) Investment Valuation - Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Investment Transactions - Purchases, maturities and sales of money market instruments are accounted for on trade date.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Institutional Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date January 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date January 31, 2005

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date January 31, 2005